Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 20, 2020
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST IV
Central Index Key	dei_EntityCentralIndexKey	0001659326
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 20, 2020
Document Effective Date	dei_DocumentEffectiveDate	Apr. 07, 2020
Prospectus Date	rr_ProspectusDate	Apr. 07, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A